Long-term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Long-term Investments
10.	Long-term Investments

	As of December 31,
	2021	2022
	RMB	RMB	US$
Equity method investments (a)	3,224	6,920	1,004
Equity investments without readily determinable fair values (b)	2,919	2,919	423

	6,143	9,839	1,427

(a)
In June 2021, the Group and a third-party investor entered into an investment agreement to establish an entity for establishing the 5G Intelligent Air Mobility Experience Center as well as local urban air mobility route planning and AAV operations, with total cash consideration of RMB10,500 and RMB19,500, respectively. The Group has made the investment of cash amounting RMB700 and RMB4,550 (US$660) in 2021 and 2022, respectively, and recorded RMB2,800 and RMB1,750 (US$254) in accrued expenses and other liabilities (Note 11), which was investment payable as of December 31, 2021 and 2022, respectively, pursuant to the investment agreement. The Group holds 35% of the equity interests and has significant influence on the investee, and accounted for the investment with equity method. For the year ended December 31, 2021, the Group recognized the loss from equity method investment in the amount of RMB276. For the year ended December 31, 2022, the Group recognized the income
from equity method investment in the amount of RMB196 (US$28). For the remaining consideration amounting to RMB3,500 (US$508), the Company will settle in accordance with the agreed terms and therefore it was disclosed in Capital commitments (Note 24(a)).

(b)
In 2017, the Group provided facilitating services to a third party to acquire a land use right from the Guangzhou City government. In exchange for such services, the Group received a cash consideration of RMB41,117 and 5% equity interests in a corporation, the sole asset of which was the aforementioned land use right. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2021 and 2022, the carrying value of this investment was RMB2,919 and RMB2,919 (US$423).